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Certificate of Accuracy
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Project Number:	01468

Project Name:	John Hancock Mutual Funds

Project Description:	Lifestyles Portfolio Prospectus

Language from:	English into: Spanish (U.S. market)

Date: 2 June 2010	/s/ Mark Pavlik Mark Pavlik
Customer Service Manager
STATE OF NEW YORK, COUNTY OF KINGS
Subscribed and sworn to before me this 2nd day of June in the year 2010

Notary Public
ROBERT J. MAZZA
Notary Public, State of New York
No. 01MA5057911
Qualified In Kings County
Commission Expires April 1, 2014